Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Financial instruments
Carrying amount of financial assets	€ 5,828,093	€ 5,287,266
Carrying amount of financial liabilities	16,207,628	15,734,923
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,532,584	10,252,907
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	86,927	105,640
Not classified
Financial instruments
Carrying amount of financial liabilities	5,588,117	5,376,376
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	635,422	731,993
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	635,422	731,993
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	105,446	95,401
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	105,446	95,401
Short-term debt
Financial instruments
Carrying amount of financial liabilities	1,140,625	79,270
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,140,625	79,270
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,100,745	7,808,460
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	5,892,832	6,764,681
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	1,416,577	1,404,640
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,100,745	7,808,460
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,659,114	4,492,287
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,659,114	4,492,287
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,566,276	2,527,512
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,550,346	1,537,783
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	86,927	105,640
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	929,003	884,089
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	4,471	1,667
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	4,471	1,667
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	4,471	1,667
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	22,027	39,281
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	22,027	39,281
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	22,027	39,281
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	64,900	66,359
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	64,900	66,359
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	64,900	66,359
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	924,532	882,422
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	924,532	882,422
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	924,532	882,422
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,550,346	1,537,783
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,550,346	1,537,783
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,777,956	4,149,163
FVPL - Assets
Financial instruments
Carrying amount of financial assets	491,486	601,003
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	363,372	354,865
Not classified
Financial instruments
Carrying amount of financial assets	195,279	182,235
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,073,478	1,081,539
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	236,898	300,367
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	149	143
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	836,431	781,029
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	237,047	300,510
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,740,713	3,153,045
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,668,560	3,080,770
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	72,153	72,275
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	153,437	91,438
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	153,437	91,438
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	860,465	961,244
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	119,528	195,926
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	254,439	300,493
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	363,372	354,865
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	123,126	109,960
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	1,552	1,130
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	1,552	1,130
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	1,552	1,130
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	11,613	5,367
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	11,613	5,367
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	11,613	5,367
Equity investments
Financial instruments
Carrying amount of financial assets	250,249	248,650
Equity investments | Level 1
Financial instruments
Fair value of financial assets	18,484	11,911
Equity investments | Level 2
Financial instruments
Fair value of financial assets	60,908	48,221
Equity investments | Level 3
Financial instruments
Fair value of financial assets	170,857	188,518
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	174,117	191,739
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	76,132	56,911
Debt securities
Financial instruments
Carrying amount of financial assets	355,949	401,341
Debt securities | Level 1
Financial instruments
Fair value of financial assets	350,792	396,392
Debt securities | Level 2
Financial instruments
Fair value of financial assets	5,157	4,949
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	68,709	103,387
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	287,240	297,954
Other financial assets
Financial instruments
Carrying amount of financial assets	241,102	304,756
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	119,528	195,926
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 121,574	€ 108,830